Taxes (Details) - Schedule of net operating loss carry forward - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Total		$ 344,473
PRC [Member]
Operating Loss Carryforwards [Line Items]
Total	[1]	344,401
HONG KONG
Operating Loss Carryforwards [Line Items]
Total	[2]	$ 72

[1]	Net operating loss of PRC subsidiary will be expired, if unused, on December 31, 2027.
[2]	Net operating loss in Hong Kong has no expiring date.